Note 2 - Loans and Allowance for Credit Losses - Loans on Nonaccrual Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans on Nonaccrual Status	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans on Nonaccrual Status	0	0
Commercial, Industrial and Agricultural Portfolio [Member]
Loans on Nonaccrual Status	0	0
Consumer Portfolio Segment [Member]
Loans on Nonaccrual Status	$ 0	$ 0